Expense Example - iShares Future Robotics and Related Technologies Active ETF - iShares Future Robotics and Related Technologies Active ETF	Oct. 14, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	$ 208